UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07239

Name of Registrant: Vanguard Horizon Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30

Date of reporting period: December 31, 2013

Item 1: Schedule of Investments

Vanguard Strategic Equity Fund

Schedule of Investments
As of December 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (16.1%)
*	O'Reilly Automotive Inc.	361,200	46,490
	Best Buy Co. Inc.	1,028,400	41,013
	Domino's Pizza Inc.	498,520	34,722
	Gannett Co. Inc.	1,114,500	32,967
	Dillard's Inc. Class A	337,170	32,776
	Hanesbrands Inc.	450,700	31,671
	GameStop Corp. Class A	570,900	28,123
	Brinker International Inc.	516,950	23,955
	Buckle Inc.	445,000	23,389
^	Sturm Ruger & Co. Inc.	299,800	21,912
	PetSmart Inc.	287,800	20,937
*	Starz	668,000	19,532
*,^ Smith & Wesson Holding Corp.		1,284,100	17,323
	Goodyear Tire & Rubber Co.	706,000	16,838
	Wyndham Worldwide Corp.	226,100	16,661
*	Tenneco Inc.	277,995	15,726
	Hasbro Inc.	268,000	14,743
	Brown Shoe Co. Inc.	492,200	13,850
*,^ Outerwall Inc.		197,990	13,319
*	Jack in the Box Inc.	255,500	12,780
*,^ Hovnanian Enterprises Inc. Class A		1,880,200	12,447
	PulteGroup Inc.	598,500	12,191
*	Conn's Inc.	145,000	11,425
	Starwood Hotels & Resorts Worldwide Inc.	141,200	11,218
*	Grand Canyon Education Inc.	256,000	11,162
	Thor Industries Inc.	172,100	9,505
	Whirlpool Corp.	59,800	9,380
*	ANN Inc.	253,400	9,264
	Cheesecake Factory Inc.	185,500	8,954
	Tupperware Brands Corp.	91,400	8,640
	Newell Rubbermaid Inc.	261,600	8,478
	Brunswick Corp.	183,800	8,466
	Staples Inc.	500,100	7,947
*	Charter Communications Inc. Class A	55,800	7,631
	GNC Holdings Inc. Class A	127,000	7,423
	Dana Holding Corp.	373,000	7,318
	Lear Corp.	86,400	6,996
	BorgWarner Inc.	119,800	6,698
	Cablevision Systems Corp. Class A	365,800	6,559
*	Red Robin Gourmet Burgers Inc.	81,100	5,964
	H&R Block Inc.	200,900	5,834
*	MGM Resorts International	244,500	5,751
*	Graham Holdings Co. Class B	8,500	5,638
	Cracker Barrel Old Country Store Inc.	50,400	5,548
*	Bloomin' Brands Inc.	217,100	5,213
*	Murphy USA Inc.	119,800	4,979
*	Bally Technologies Inc.	63,100	4,950
*	Steven Madden Ltd.	127,100	4,651
*	AMC Networks Inc. Class A	68,200	4,645

	Regal Entertainment Group Class A	234,400	4,559
*	Ascena Retail Group Inc.	207,400	4,389
*	Visteon Corp.	52,600	4,307
	Leggett & Platt Inc.	118,200	3,657
	Meredith Corp.	68,200	3,533
*	Overstock.com Inc.	113,800	3,504
*	TRW Automotive Holdings Corp.	46,100	3,429
*	Express Inc.	178,500	3,333
*	Live Nation Entertainment Inc.	167,000	3,300
*	Liberty Interactive Corp. Class A	104,300	3,061
*	Fossil Group Inc.	24,600	2,951
	Service Corp. International	155,000	2,810
*	Lamar Advertising Co. Class A	53,300	2,785
	Gentex Corp.	84,400	2,784
	CST Brands Inc.	72,100	2,648
*	Lumber Liquidators Holdings Inc.	22,100	2,274
*	Tower International Inc.	102,600	2,196
*	Marriott Vacations Worldwide Corp.	41,500	2,190
*	Madison Square Garden Co. Class A	37,400	2,153
	NACCO Industries Inc. Class A	34,000	2,114
	International Game Technology	115,000	2,088
*	HomeAway Inc.	30,000	1,226
*	Office Depot Inc.	187,627	993
			769,886
Consumer Staples (4.7%)
*	Rite Aid Corp.	4,898,700	24,787
	Tyson Foods Inc. Class A	737,300	24,670
	JM Smucker Co.	229,200	23,750
	Energizer Holdings Inc.	134,900	14,602
	Bunge Ltd.	172,955	14,201
*	Constellation Brands Inc. Class A	200,000	14,076
	Sanderson Farms Inc.	185,100	13,388
*	Green Mountain Coffee Roasters Inc.	154,400	11,670
	Herbalife Ltd.	143,178	11,268
	Nu Skin Enterprises Inc. Class A	80,300	11,099
	Coca-Cola Enterprises Inc.	246,700	10,887
*	SUPERVALU Inc.	1,331,700	9,708
	Lancaster Colony Corp.	108,519	9,566
	Dean Foods Co.	333,552	5,734
*	USANA Health Sciences Inc.	65,700	4,966
*	Pilgrim's Pride Corp.	299,200	4,862
	Molson Coors Brewing Co. Class B	80,600	4,526
*	WhiteWave Foods Co. Class A	154,906	3,553
	Clorox Co.	30,700	2,848
	Andersons Inc.	30,800	2,746
			222,907
Energy (6.5%)
	Core Laboratories NV	224,800	42,925
	Helmerich & Payne Inc.	501,192	42,140
	Western Refining Inc.	841,400	35,684
*,^ Ultra Petroleum Corp.		1,461,900	31,650
	Cabot Oil & Gas Corp.	572,800	22,202
	Delek US Holdings Inc.	570,000	19,614
*	Exterran Holdings Inc.	411,600	14,077
*	Stone Energy Corp.	323,212	11,180
	Cimarex Energy Co.	95,300	9,998

*	SEACOR Holdings Inc.	89,000	8,117
*	Denbury Resources Inc.	488,700	8,029
*	EPL Oil & Gas Inc.	280,200	7,986
*	Matador Resources Co.	341,800	6,371
*	Whiting Petroleum Corp.	100,000	6,187
	SM Energy Co.	68,700	5,710
	Oceaneering International Inc.	67,000	5,285
	Bristow Group Inc.	57,500	4,316
^	EXCO Resources Inc.	799,900	4,247
*	Hornbeck Offshore Services Inc.	77,900	3,835
	Alon USA Energy Inc.	204,900	3,389
	CVR Energy Inc.	62,600	2,719
*	Oasis Petroleum Inc.	55,000	2,583
	RPC Inc.	129,400	2,310
*	Gran Tierra Energy Inc.	303,900	2,221
*	Hercules Offshore Inc.	326,000	2,129
*	Oil States International Inc.	19,700	2,004
	Patterson-UTI Energy Inc.	78,200	1,980
	LinnCo LLC	31,584	973
*,^ EXCO Resources Inc. Rights Exp. 01/09/2014		799,900	128
			309,989
Financials (19.6%)
	Huntington Bancshares Inc.	4,332,800	41,812
	Comerica Inc.	865,600	41,151
	KeyCorp	2,784,930	37,374
	Torchmark Corp.	443,795	34,683
*	Portfolio Recovery Associates Inc.	617,700	32,639
	Regions Financial Corp.	3,239,100	32,035
*	World Acceptance Corp.	333,019	29,149
	East West Bancorp Inc.	719,400	25,157
*	E*TRADE Financial Corp.	1,234,400	24,244
*	Arch Capital Group Ltd.	401,826	23,985
	Host Hotels & Resorts Inc.	1,199,900	23,326
	Protective Life Corp.	458,500	23,228
	XL Group plc Class A	729,400	23,224
	Everest Re Group Ltd.	141,600	22,071
	Plum Creek Timber Co. Inc.	363,200	16,892
	Platinum Underwriters Holdings Ltd.	259,300	15,890
*	Howard Hughes Corp.	128,100	15,385
*	Popular Inc.	533,900	15,339
	Kimco Realty Corp.	759,500	15,000
*	Realogy Holdings Corp.	295,100	14,599
	Moody's Corp.	176,400	13,842
	Extra Space Storage Inc.	313,540	13,209
	Corrections Corp. of America	408,532	13,102
	Omega Healthcare Investors Inc.	434,000	12,933
	Lincoln National Corp.	238,900	12,332
	Sunstone Hotel Investors Inc.	881,000	11,805
	Geo Group Inc.	357,100	11,506
	RLJ Lodging Trust	472,700	11,496
	Retail Properties of America Inc.	900,500	11,454
^	Lexington Realty Trust	1,072,800	10,953
	Spirit Realty Capital Inc.	1,098,100	10,794
	Brandywine Realty Trust	757,032	10,667
	Pennsylvania REIT	560,800	10,644
	EPR Properties	215,200	10,579
	Principal Financial Group Inc.	212,900	10,498

Weingarten Realty Investors	374,500	10,269
Ryman Hospitality Properties Inc.	240,500	10,048
Umpqua Holdings Corp.	516,800	9,892
Regency Centers Corp.	202,700	9,385
Unum Group	256,300	8,991
Apartment Investment & Management Co. Class A	338,700	8,776
Nelnet Inc. Class A	203,912	8,593
Associated Banc-Corp	464,200	8,077
* Credit Acceptance Corp.	55,422	7,204
Waddell & Reed Financial Inc. Class A	110,000	7,163
Primerica Inc.	166,100	7,127
Montpelier Re Holdings Ltd.	244,300	7,109
CNO Financial Group Inc.	392,900	6,950
Washington Federal Inc.	291,600	6,791
Provident Financial Services Inc.	293,425	5,669
CoreSite Realty Corp.	164,300	5,289
Allied World Assurance Co. Holdings AG	46,600	5,257
Cathay General Bancorp	185,510	4,959
Hospitality Properties Trust	172,200	4,655
Inland Real Estate Corp.	440,200	4,631
PrivateBancorp Inc.	152,500	4,412
StanCorp Financial Group Inc.	65,800	4,359
Axis Capital Holdings Ltd.	91,400	4,348
Susquehanna Bancshares Inc.	324,800	4,170
MB Financial Inc.	124,000	3,979
Realty Income Corp.	105,600	3,942
Sovran Self Storage Inc.	59,800	3,897
* Strategic Hotels & Resorts Inc.	404,600	3,824
* MSCI Inc. Class A	80,600	3,524
RenaissanceRe Holdings Ltd.	35,500	3,456
Assurant Inc.	49,700	3,299
Zions Bancorporation	103,800	3,110
Altisource Residential Corp.	102,800	3,095
Home Properties Inc.	55,500	2,976
UDR Inc.	120,000	2,802
Evercore Partners Inc. Class A	46,000	2,750
American Financial Group Inc.	46,989	2,712
* Western Alliance Bancorp	106,900	2,551
Sabra Health Care REIT Inc.	97,500	2,549
Stewart Information Services Corp.	77,400	2,498
ING US Inc.	69,000	2,425
Ashford Hospitality Trust Inc.	289,300	2,395
* United Community Banks Inc.	134,900	2,395
Federated Investors Inc. Class B	83,100	2,393
Hancock Holding Co.	64,400	2,362
Ramco-Gershenson Properties Trust	148,300	2,334
Apollo Residential Mortgage Inc.	153,400	2,267
National Retail Properties Inc.	73,700	2,235
Highwoods Properties Inc.	61,000	2,206
First Niagara Financial Group Inc.	201,000	2,135
Aspen Insurance Holdings Ltd.	49,700	2,053
Cole Real Estate Investment Inc.	139,135	1,953
Douglas Emmett Inc.	78,900	1,838
Oritani Financial Corp.	94,900	1,523
Bancfirst Corp.	25,783	1,445
* PHH Corp.	50,000	1,218
Old Republic International Corp.	60,000	1,036

	Legg Mason Inc.	22,800	991
	MFA Financial Inc.	92,300	652
	American Capital Agency Corp.	21,300	411
			934,352
Health Care (10.6%)
*	Mylan Inc.	1,136,300	49,315
	Omnicare Inc.	672,100	40,568
*	Endo Health Solutions Inc.	533,600	35,997
^	ResMed Inc.	685,783	32,287
	AmerisourceBergen Corp. Class A	434,504	30,550
*	Isis Pharmaceuticals Inc.	546,200	21,761
*	Covance Inc.	201,100	17,709
*	Charles River Laboratories International Inc.	333,500	17,689
*	Boston Scientific Corp.	1,311,400	15,763
	West Pharmaceutical Services Inc.	313,600	15,385
*	Thoratec Corp.	400,200	14,647
*	Magellan Health Services Inc.	237,100	14,205
*	United Therapeutics Corp.	119,300	13,490
	Universal Health Services Inc. Class B	156,700	12,733
^	PDL BioPharma Inc.	1,344,400	11,347
*	Centene Corp.	165,200	9,739
*	PAREXEL International Corp.	202,200	9,135
*	Seattle Genetics Inc.	219,900	8,772
*	Brookdale Senior Living Inc. Class A	304,700	8,282
*	Quintiles Transnational Holdings Inc.	172,500	7,994
*	Forest Laboratories Inc.	127,200	7,636
*	CareFusion Corp.	191,100	7,610
*	Cyberonics Inc.	113,700	7,448
*	VCA Antech Inc.	236,900	7,429
^	Questcor Pharmaceuticals Inc.	130,500	7,106
^	Chemed Corp.	88,700	6,796
*	Bruker Corp.	323,400	6,394
*,^ Myriad Genetics Inc.		298,600	6,265
*,^ Arena Pharmaceuticals Inc.		846,200	4,950
	Quest Diagnostics Inc.	90,000	4,819
*	Align Technology Inc.	81,300	4,646
*	WellCare Health Plans Inc.	64,500	4,542
*	Mettler-Toledo International Inc.	16,300	3,954
*	Alkermes plc	92,900	3,777
*	Celldex Therapeutics Inc.	145,600	3,525
*	Nektar Therapeutics	302,900	3,438
*	Henry Schein Inc.	30,000	3,428
*	Molina Healthcare Inc.	94,000	3,266
	Select Medical Holdings Corp.	279,300	3,243
*	Bio-Reference Labs Inc.	119,300	3,047
*	Medicines Co.	78,075	3,015
	Ensign Group Inc.	67,000	2,966
	HealthSouth Corp.	68,260	2,274
*	MedAssets Inc.	97,900	1,941
*	Auxilium Pharmaceuticals Inc.	92,500	1,918
*	Health Net Inc.	64,500	1,914
*	Gentiva Health Services Inc.	104,400	1,296
*	Salix Pharmaceuticals Ltd.	11,400	1,025
*	SurModics Inc.	30,200	737
			507,773

Industrials (15.6%)
	Huntington Ingalls Industries Inc.	478,000	43,025
	Dun & Bradstreet Corp.	341,300	41,895
	L-3 Communications Holdings Inc.	356,700	38,117
*,^ American Airlines Group Inc.		1,507,900	38,074
	Delta Air Lines Inc.	1,301,000	35,738
	Cintas Corp.	568,900	33,901
	Towers Watson & Co. Class A	257,000	32,796
	Trinity Industries Inc.	577,500	31,485
	EnerSys Inc.	448,557	31,439
	AO Smith Corp.	568,200	30,649
	Flowserve Corp.	340,800	26,865
	Alaska Air Group Inc.	319,490	23,441
*	USG Corp.	679,300	19,278
	Alliant Techsystems Inc.	151,700	18,459
*	United Continental Holdings Inc.	400,000	15,132
	Lincoln Electric Holdings Inc.	163,600	11,671
	Deluxe Corp.	223,013	11,639
	RR Donnelley & Sons Co.	545,200	11,057
*	AMERCO	45,740	10,879
	Hyster-Yale Materials Handling Inc.	105,600	9,838
	Fortune Brands Home & Security Inc.	213,400	9,752
	Pitney Bowes Inc.	382,300	8,908
	Exelis Inc.	463,100	8,827
*	Taser International Inc.	553,000	8,782
	Southwest Airlines Co.	463,600	8,734
	Masco Corp.	378,900	8,628
	Nielsen Holdings NV	184,700	8,476
	Steelcase Inc. Class A	518,400	8,222
	ITT Corp.	179,300	7,785
	Toro Co.	119,200	7,581
	Robert Half International Inc.	179,300	7,529
*	Sensata Technologies Holding NV	185,000	7,172
	Rockwell Collins Inc.	90,300	6,675
	AGCO Corp.	110,000	6,511
	Generac Holdings Inc.	114,100	6,463
*	AECOM Technology Corp.	218,900	6,442
*	B/E Aerospace Inc.	66,800	5,814
	Oshkosh Corp.	114,600	5,773
*	Trex Co. Inc.	68,700	5,464
	IDEX Corp.	72,900	5,384
	Standex International Corp.	76,450	4,807
*	Spirit Aerosystems Holdings Inc. Class A	140,800	4,798
	Lennox International Inc.	55,000	4,678
	Manpowergroup Inc.	53,400	4,585
*	MRC Global Inc.	141,900	4,578
	Pall Corp.	51,500	4,395
	Mueller Water Products Inc. Class A	446,500	4,184
	Manitowoc Co. Inc.	156,800	3,657
*	Hexcel Corp.	81,000	3,620
*	Spirit Airlines Inc.	75,000	3,406
	GATX Corp.	61,400	3,203
*	United Rentals Inc.	40,600	3,165
*	Jacobs Engineering Group Inc.	49,000	3,086
	Mueller Industries Inc.	48,800	3,075
	Terex Corp.	67,700	2,843
	Apogee Enterprises Inc.	78,600	2,822

	Barnes Group Inc.	73,000	2,797
	ADT Corp.	63,200	2,558
	Crane Co.	37,900	2,549
*	Saia Inc.	76,050	2,437
	Ryder System Inc.	32,900	2,427
	Brink's Co.	70,800	2,417
	Mine Safety Appliances Co.	40,500	2,074
	G&K Services Inc. Class A	31,100	1,935
			744,396
Information Technology (15.9%)
	Western Digital Corp.	637,500	53,486
	Fidelity National Information Services Inc.	918,200	49,289
*	Alliance Data Systems Corp.	186,100	48,931
*	Gartner Inc.	602,291	42,793
	Seagate Technology plc	668,550	37,546
*	Micron Technology Inc.	1,696,100	36,907
*,^ SunPower Corp. Class A		1,100,700	32,812
*	CACI International Inc. Class A	349,000	25,554
	Anixter International Inc.	282,508	25,381
*	CoreLogic Inc.	626,000	22,242
	Jack Henry & Associates Inc.	333,300	19,735
*	Manhattan Associates Inc.	159,000	18,679
*	CommVault Systems Inc.	225,700	16,900
	Xilinx Inc.	300,000	13,776
	SanDisk Corp.	194,100	13,692
	Broadridge Financial Solutions Inc.	342,500	13,536
	Heartland Payment Systems Inc.	268,500	13,382
	Computer Sciences Corp.	232,900	13,015
	Harris Corp.	176,500	12,322
	Avnet Inc.	269,100	11,870
*	Electronics For Imaging Inc.	282,100	10,926
	DST Systems Inc.	118,530	10,755
*	FleetCor Technologies Inc.	91,524	10,724
*	Fiserv Inc.	174,000	10,275
*	Tech Data Corp.	198,900	10,263
	Marvell Technology Group Ltd.	700,000	10,066
*	Electronic Arts Inc.	436,300	10,009
	MAXIMUS Inc.	227,080	9,989
*	Lam Research Corp.	176,500	9,610
*	Freescale Semiconductor Ltd.	577,000	9,261
*	Brocade Communications Systems Inc.	1,031,700	9,151
*	Aspen Technology Inc.	203,000	8,485
*	Acxiom Corp.	223,200	8,254
*,^ Advanced Micro Devices Inc.		2,126,635	8,230
	Maxim Integrated Products Inc.	288,850	8,062
*	Cirrus Logic Inc.	384,600	7,857
*	SYNNEX Corp.	113,274	7,635
*	Ingram Micro Inc.	299,500	7,026
*	Unisys Corp.	205,900	6,912
*	ValueClick Inc.	291,200	6,805
	LSI Corp.	459,250	5,061
*	RF Micro Devices Inc.	916,500	4,729
*	Synaptics Inc.	82,900	4,295
*	ON Semiconductor Corp.	500,000	4,120
	Lexmark International Inc. Class A	111,300	3,953
*	Angie's List Inc.	238,600	3,615
	Mentor Graphics Corp.	150,000	3,611

* Vantiv Inc. Class A	86,600	2,824
* Ciena Corp.	117,000	2,800
* Sapient Corp.	154,400	2,680
* Silicon Graphics International Corp.	199,800	2,679
* International Rectifier Corp.	99,700	2,599
* Advanced Energy Industries Inc.	109,800	2,510
* Rambus Inc.	249,300	2,361
* Applied Micro Circuits Corp.	170,100	2,276
Lender Processing Services Inc.	59,400	2,220
* Zebra Technologies Corp.	40,700	2,201
		756,677
Materials (5.6%)
Packaging Corp. of America	394,800	24,983
Eastman Chemical Co.	262,486	21,183
Westlake Chemical Corp.	165,386	20,189
* Owens-Illinois Inc.	551,800	19,743
Avery Dennison Corp.	390,700	19,609
Valspar Corp.	246,900	17,601
Schweitzer-Mauduit International Inc.	286,478	14,745
Olin Corp.	423,800	12,227
* KapStone Paper and Packaging Corp.	216,300	12,082
* WR Grace & Co.	121,800	12,042
* Graphic Packaging Holding Co.	1,154,119	11,079
NewMarket Corp.	32,822	10,967
Rock Tenn Co. Class A	83,900	8,810
Worthington Industries Inc.	162,400	6,834
Sealed Air Corp.	144,500	4,920
CF Industries Holdings Inc.	18,100	4,218
* Berry Plastics Group Inc.	175,100	4,166
Neenah Paper Inc.	93,600	4,003
* Headwaters Inc.	385,300	3,772
Minerals Technologies Inc.	59,300	3,562
* Louisiana-Pacific Corp.	190,800	3,532
Cytec Industries Inc.	35,700	3,326
Scotts Miracle-Gro Co. Class A	50,700	3,155
International Flavors & Fragrances Inc.	36,600	3,147
Huntsman Corp.	120,000	2,952
Steel Dynamics Inc.	150,000	2,931
* Calgon Carbon Corp.	129,200	2,658
Kaiser Aluminum Corp.	36,600	2,571
* Ferro Corp.	198,100	2,542
Sonoco Products Co.	54,000	2,253
Bemis Co. Inc.	48,200	1,974
		267,776
Telecommunication Services (0.4%)
Frontier Communications Corp.	3,239,700	15,064
Telephone & Data Systems Inc.	73,300	1,890
		16,954
Utilities (4.5%)
Ameren Corp.	846,800	30,620
AES Corp.	1,607,600	23,326
Portland General Electric Co.	687,500	20,762
DTE Energy Co.	298,050	19,788
Southwest Gas Corp.	297,440	16,630
Pinnacle West Capital Corp.	253,500	13,415
AGL Resources Inc.	230,300	10,877

UGI Corp.			248,900	10,319
Black Hills Corp.			189,300	9,940
PNM Resources Inc.			387,735	9,352
Vectren Corp.			230,700	8,190
OGE Energy Corp.			200,000	6,780
CenterPoint Energy Inc.			252,400	5,851
Wisconsin Energy Corp.			134,300	5,552
CMS Energy Corp.			172,600	4,621
MDU Resources Group Inc.			135,000	4,124
American States Water Co.			108,000	3,103
Westar Energy Inc. Class A			84,700	2,725
UNS Energy Corp.			42,900	2,568
Atmos Energy Corp.			51,700	2,348
IDACORP Inc.			40,300	2,089
MGE Energy Inc.			25,000	1,448
				214,428
Total Common Stocks (Cost $3,466,144)				4,745,138
	Coupon
Temporary Cash Investments (2.3%)[1]
Money Market Fund (2.3%)
[2,3] Vanguard Market Liquidity Fund	0.125%		108,223,988	108,224

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.060%	3/19/14	500	499
[4,5] Freddie Mac Discount Notes	0.080%	2/10/14	500	500
[4,5] Freddie Mac Discount Notes	0.070%	3/31/14	300	300
				1,299
Total Temporary Cash Investments (Cost $109,524)				109,523
Total Investments (101.8%) (Cost $3,575,668)				4,854,661
Other Assets and Liabilities-Net (-1.8%)[3]				(83,584)
Net Assets (100%)				4,771,077

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $72,340,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $75,083,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $1,299,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

Strategic Equity Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,745,138	—	—
Temporary Cash Investments	108,224	1,299	—
Futures Contracts—Assets[1]	80	—	—
Total	4,853,442	1,299	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Strategic Equity Fund

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	March 2014	106	12,311	337
E-mini S&P MidCap 400 Index	March 2014	91	12,188	250
				587

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At December 31, 2013, the cost of investment securities for tax purposes was $3,575,752,000. Net unrealized appreciation of investment securities for tax purposes was $1,278,909,000, consisting of unrealized gains of $1,312,813,000 on securities that had risen in value since their purchase and $33,904,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Global Equity Fund

Schedule of Investments
As of December 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (97.1%)[1]
Argentina (0.1%)
Arcos Dorados Holdings Inc. Class A	513,147	6,219

Australia (0.8%)
Brambles Ltd.	1,704,100	13,962
Coca-Cola Amatil Ltd.	200,590	2,158
* Alumina Ltd.	1,929,399	1,916
* BlueScope Steel Ltd.	359,429	1,875
Cochlear Ltd.	34,583	1,822
BHP Billiton Ltd.	48,455	1,652
Fairfax Media Ltd.	2,671,066	1,531
Orica Ltd.	70,270	1,503
Iluka Resources Ltd.	164,722	1,276
Amcor Ltd.	131,416	1,241
* Recruitment Solutions Ltd.	340,820	1,235
Australia & New Zealand Banking Group Ltd.	40,692	1,175
* Transpacific Industries Group Ltd.	1,081,612	1,134
Toll Holdings Ltd.	212,242	1,079
Santos Ltd.	65,789	862
SAI Global Ltd.	228,547	794
DuluxGroup Ltd.	112,470	539
Goodman Fielder Ltd.	805,720	494
Ansell Ltd.	17,372	321
Metcash Ltd.	105,544	298
Sigma Pharmaceuticals Ltd.	498,344	290
ALS Ltd.	19,600	155
* Orora Ltd.	134,459	139
Premier Investments Ltd.	13,328	98
		37,549
Austria (0.1%)
Andritz AG	14,333	898
Oesterreichische Post AG	18,035	866
Wienerberger AG	52,582	834
OMV AG	9,426	451
		3,049
Belgium (0.1%)
Anheuser-Busch InBev NV	41,772	4,442

Brazil (1.0%)
Petroleo Brasileiro SA Pfd. Prior Pfd.	1,910,800	13,841
BM&FBovespa SA	2,024,900	9,498
Vale SA Pfd. Prior Pfd.	562,700	7,798
Petroleo Brasileiro SA ADR Type A	430,000	6,317
EDP - Energias do Brasil SA	558,000	2,689
Cia Energetica de Minas Gerais Pfd. Prior Pfd.	227,923	1,353
Totvs SA	80,100	1,254
Telefonica Brasil SA Pfd. Prior Pfd.	64,800	1,229
* B2W Cia Digital	167,800	1,092
Banco do Brasil SA	80,500	834

Cremer SA	102,000	680
* Braskem SA ADR	24,855	444
* Brasil Pharma SA	151,300	435
Telefonica Brasil SA ADR	22,084	425
Tim Participacoes SA	58,900	308
Petroleo Brasileiro SA ADR	20,200	278
		48,475
Canada (2.0%)
Bank of Montreal	354,800	23,651
Magna International Inc.	273,600	22,434
Fairfax Financial Holdings Ltd.	39,670	15,870
Canadian Imperial Bank of Commerce	108,400	9,258
Rogers Communications Inc. Class B	188,876	8,547
^ Ritchie Bros Auctioneers Inc.	343,596	7,879
Canadian Natural Resources Ltd.	196,200	6,638
Empire Co. Ltd.	4,500	308
		94,585
Chile (0.2%)
Enersis SA ADR	350,783	5,258
Vina Concha y Toro SA	962,675	1,808
Sociedad Quimica y Minera de Chile SA ADR	31,956	827
		7,893
China (2.9%)
China Mobile Ltd.	2,872,000	29,916
* Baidu Inc. ADR	141,258	25,127
^ Mindray Medical International Ltd. ADR	511,601	18,602
China Resources Enterprise Ltd.	5,174,107	17,213
China Construction Bank Corp.	16,618,000	12,582
Tsingtao Brewery Co. Ltd.	1,348,000	11,423
Shandong Weigao Group Medical Polymer Co. Ltd.	6,696,000	9,061
China Mengniu Dairy Co. Ltd.	584,000	2,777
Shui On Land Ltd.	7,186,000	2,210
Yingde Gases Group Co. Ltd.	2,023,000	2,122
* Li Ning Co. Ltd.	1,828,000	1,447
Goodbaby International Holdings Ltd.	1,417,000	788
Travelsky Technology Ltd.	477,000	471
Yip's Chemical Holdings Ltd.	300,000	259
		133,998
Colombia (0.0%)
Bancolombia SA ADR	37,300	1,828

Cyprus (0.0%)
Globaltrans Investment plc GDR	32,005	508

Czech Republic (0.0%)
Komercni Banka AS	3,751	837

Denmark (1.1%)
Carlsberg A/S Class B	184,271	20,390
* Jyske Bank A/S	165,007	8,922
Coloplast A/S Class B	122,407	8,115
* Vestas Wind Systems A/S	180,073	5,332
GN Store Nord A/S	155,225	3,815
* William Demant Holding A/S	26,002	2,526
Novo Nordisk A/S Class B	6,723	1,233
* Danske Bank A/S	51,813	1,190

Topdanmark A/S	25,785	680
AP Moeller - Maersk A/S Class B	48	519
		52,722
Finland (0.4%)
Sampo	164,908	8,106
Tikkurila Oyj	230,460	6,313
Metso Oyj	72,653	3,107
Tieto Oyj	43,869	993
Wartsila OYJ Abp	13,199	651
Neste Oil Oyj	29,155	576
Cargotec Oyj Class B	9,946	370
*,^ Outokumpu Oyj	151,829	85
		20,201
France (2.0%)
European Aeronautic Defence and Space Co. NV	442,832	33,996
BNP Paribas SA	235,115	18,341
Legrand SA	119,313	6,576
Air Liquide SA	36,388	5,150
Sanofi	43,718	4,669
AXA SA	102,940	2,867
L'Oreal SA	15,165	2,663
Euler Hermes SA	18,056	2,486
*,^ Air France-KLM	189,256	1,978
Carrefour SA	48,554	1,927
ArcelorMittal	103,630	1,851
Neopost SA	22,021	1,699
Groupe Eurotunnel SA	160,359	1,686
Eurofins Scientific SE	5,210	1,410
Total SA	19,164	1,176
Vallourec SA	15,243	832
Edenred	17,418	583
Technip SA	5,460	526
Thales SA	7,662	494
Imerys SA	5,077	442
Vicat	4,957	368
Nexity SA	9,290	350
		92,070
Germany (2.1%)
* Deutsche Lufthansa AG	834,641	17,692
Muenchener Rueckversicherungs AG	66,894	14,755
Deutsche Boerse AG	151,974	12,595
Merck KGaA	54,230	9,730
Allianz SE	50,712	9,124
BASF SE	58,665	6,261
Fresenius Medical Care AG & Co. KGaA	80,695	5,756
Volkswagen AG Pfd. Prior Pfd.	17,825	5,016
Bayerische Motoren Werke AG	36,075	4,236
Deutsche Telekom AG	227,376	3,918
Continental AG	9,652	2,120
* TUI AG	86,583	1,428
E.ON SE	68,207	1,261
Suedzucker AG	44,182	1,194
Adidas AG	6,185	789
GEA Group AG	13,980	667
Hannover Rueck SE	6,354	546
Fielmann AG	4,611	540

	Axel Springer SE	7,467	481
	DMG MORI SEIKI AG	9,679	309
			98,418
Hong Kong (0.8%)
	Jardine Matheson Holdings Ltd.	274,800	14,395
	Hutchison Whampoa Ltd.	734,000	10,001
*	Esprit Holdings Ltd.	2,770,814	5,354
	HSBC Holdings plc	367,200	4,003
	First Pacific Co. Ltd.	1,937,250	2,209
	Hongkong & Shanghai Hotels	1,045,369	1,419
	Television Broadcasts Ltd.	193,000	1,293
	SmarTone Telecommunications Holdings Ltd.	310,840	356
	Texwinca Holdings Ltd.	178,823	188
	New World Development Co. Ltd.	104,000	132
			39,350
India (1.3%)
	Infosys Ltd.	275,511	15,528
	ICICI Bank Ltd.	618,659	11,061
	Infosys Ltd. ADR	167,819	9,499
	CESC Ltd.	973,014	7,336
	Wipro Ltd.	653,643	5,894
	Axis Bank Ltd.	143,236	3,020
	HCL Technologies Ltd.	141,002	2,881
	Tata Consultancy Services Ltd.	79,435	2,792
	Bank of Baroda	145,670	1,524
	Idea Cellular Ltd.	357,801	967
	Tata Motors Ltd.	137,934	844
			61,346
Indonesia (0.2%)
	Bank Negara Indonesia Persero Tbk PT	12,626,611	4,113
	Telekomunikasi Indonesia Persero Tbk PT ADR	52,934	1,898
*	Telekomunikasi Indonesia Persero Tbk PT	4,892,500	866
	XL Axiata Tbk PT	756,000	323
	Gajah Tunggal Tbk PT	1,297,186	179
			7,379
Ireland (1.0%)
*	Ryanair Holdings plc ADR	484,576	22,741
*	Bank of Ireland	31,926,072	11,127
	Dragon Oil plc	660,747	6,211
	CRH plc	206,244	5,237
	Paddy Power plc	23,605	2,016
*	Bank of Ireland	2,207,904	769
	Irish Continental Group plc	20,971	763
*,^ Independent News & Media plc		989,287	157
*	Irish Bank Resolution Corp. Ltd.	122,273	—
			49,021
Italy (0.5%)
	Piaggio & C SPA	2,005,520	6,646
	Luxottica Group SPA ADR	82,330	4,439
	Saipem SPA	147,168	3,156
*	CNH Industrial NV	255,036	2,914
	Luxottica Group SPA	17,106	917
	UniCredit SPA	119,275	880
	Exor SPA	19,437	773
	Intesa Sanpaolo SPA (Registered)	259,508	638

Davide Campari-Milano SPA	61,256	512
* Finmeccanica SPA	15,733	119
		20,994
Japan (9.7%)
Nippon Telegraph & Telephone Corp.	639,300	34,433
Hitachi Ltd.	3,034,000	23,004
Daito Trust Construction Co. Ltd.	217,200	20,306
Namco Bandai Holdings Inc.	850,450	18,882
Sumitomo Mitsui Financial Group Inc.	361,300	18,789
Daiwa House Industry Co. Ltd.	838,000	16,236
Yamaha Motor Co. Ltd.	1,062,500	15,974
Tokyo Electron Ltd.	289,600	15,958
THK Co. Ltd.	562,000	14,036
Inpex Corp.	1,068,400	13,703
SMC Corp.	52,700	13,301
Toyota Motor Corp.	191,800	11,695
* Olympus Corp.	362,000	11,481
Japan Exchange Group Inc.	322,200	9,158
Secom Co. Ltd.	142,400	8,592
Rohm Co. Ltd.	172,800	8,429
Kao Corp.	264,500	8,327
Mitsubishi UFJ Financial Group Inc.	1,230,900	8,172
FUJIFILM Holdings Corp.	270,300	7,672
East Japan Railway Co.	94,100	7,496
Dai-ichi Life Insurance Co. Ltd.	433,300	7,250
Seven & I Holdings Co. Ltd.	181,800	7,239
NTT Data Corp.	186,200	6,879
* Fujitsu Ltd.	1,265,000	6,556
Yamato Holdings Co. Ltd.	320,000	6,471
MS&AD Insurance Group Holdings	236,400	6,354
NTT DOCOMO Inc.	321,100	5,287
Daiwa Securities Group Inc.	483,000	4,838
Astellas Pharma Inc.	71,900	4,263
Sekisui House Ltd.	299,200	4,187
Isetan Mitsukoshi Holdings Ltd.	283,900	4,041
^ Kirin Holdings Co. Ltd.	280,000	4,032
Mitsubishi Heavy Industries Ltd.	650,000	4,026
Dentsu Inc.	95,600	3,910
Central Japan Railway Co.	32,600	3,842
Obayashi Corp.	655,000	3,736
Mitsubishi Estate Co. Ltd.	122,000	3,651
Toyo Suisan Kaisha Ltd.	121,000	3,635
Mitsubishi Corp.	181,100	3,477
Sumitomo Electric Industries Ltd.	205,900	3,442
ITOCHU Corp.	272,200	3,365
LIXIL Group Corp.	120,700	3,313
Toyo Seikan Group Holdings Ltd.	153,600	3,307
Alfresa Holdings Corp.	64,600	3,206
Resona Holdings Inc.	625,000	3,189
Tokyo Gas Co. Ltd.	617,000	3,041
Toyota Industries Corp.	66,200	2,993
Nippon Meat Packers Inc.	170,000	2,922
USS Co. Ltd.	213,000	2,922
Mizuho Financial Group Inc.	1,207,300	2,621
NKSJ Holdings Inc.	91,200	2,538
Marui Group Co. Ltd.	246,800	2,510
Sumitomo Forestry Co. Ltd.	211,400	2,462

KDDI Corp.	36,222	2,232
Sega Sammy Holdings Inc.	85,300	2,174
Nintendo Co. Ltd.	15,900	2,128
Shimizu Corp.	411,000	2,077
JX Holdings Inc.	381,850	1,966
Hitachi Metals Ltd.	134,000	1,896
West Japan Railway Co.	39,700	1,720
Chiba Bank Ltd.	242,000	1,633
Onward Holdings Co. Ltd.	203,000	1,539
Shiseido Co. Ltd.	89,000	1,431
Japan Airlines Co. Ltd.	28,600	1,411
Otsuka Holdings Co. Ltd.	45,700	1,320
Azbil Corp.	56,600	1,319
Bank of Yokohama Ltd.	230,000	1,283
Kinden Corp.	117,000	1,225
Taiyo Nippon Sanso Corp.	151,000	1,075
Yamada Denki Co. Ltd.	295,200	966
Calsonic Kansei Corp.	185,000	956
Mitsubishi Logistics Corp.	50,000	792
* Nippon Suisan Kaisha Ltd.	338,000	769
SKY Perfect JSAT Holdings Inc.	119,200	645
Seino Holdings Co. Ltd.	45,000	474
Maeda Road Construction Co. Ltd.	27,000	444
Misawa Homes Co. Ltd.	28,000	431
Aoyama Trading Co. Ltd.	14,900	403
IT Holdings Corp.	21,900	346
Konaka Co. Ltd.	27,400	244
Yellow Hat Ltd.	5,000	89
		454,137
Luxembourg (0.0%)
GVC Holdings plc	28,002	165

Malaysia (0.2%)
Tenaga Nasional Bhd.	1,683,000	5,853
AirAsia Bhd.	3,127,200	2,103
		7,956
Mexico (0.6%)
America Movil SAB de CV ADR	840,928	19,653
America Movil SAB de CV	5,852,249	6,822
Grupo Comercial Chedraui SA de CV	1,037,700	3,666
		30,141
Netherlands (1.0%)
Unilever NV	621,710	24,996
* QIAGEN NV	346,400	8,248
Koninklijke Boskalis Westminster NV	70,262	3,716
Heineken NV	52,417	3,543
Koninklijke Philips NV	76,749	2,826
* Koninklijke KPN NV	547,921	1,770
ASML Holding NV	8,486	795
Randstad Holding NV	9,088	590
TNT Express NV	9,343	87
		46,571
New Zealand (0.0%)
Telecom Corp. of New Zealand Ltd.	733,426	1,392

PGG Wrightson Ltd.	51,996	17
		1,409
Norway (1.1%)
Statoil ASA	1,128,616	27,444
Schibsted ASA	196,895	13,048
Norsk Hydro ASA	1,488,817	6,660
DNB ASA	162,158	2,911
* Storebrand ASA	41,825	262
		50,325
Philippines (0.1%)
Energy Development Corp.	30,166,600	3,632
Lopez Holdings Corp.	12,813,549	1,157
		4,789
Poland (0.0%)
Tauron Polska Energia SA	215,055	312

Russia (0.3%)
Sberbank of Russia ADR	661,803	8,350
Lukoil OAO ADR	52,706	3,297
Sistema JSFC GDR	25,109	808
LSR Group GDR	38,340	161
		12,616
Singapore (0.6%)
DBS Group Holdings Ltd.	1,834,000	24,924
Great Eastern Holdings Ltd.	234,000	3,309
GuocoLeisure Ltd.	1,132,000	773
United Industrial Corp. Ltd.	152,000	358
		29,364
South Africa (1.2%)
Naspers Ltd.	395,794	41,430
Standard Bank Group Ltd.	306,664	3,789
Sasol Ltd.	72,225	3,555
MTN Group Ltd.	133,337	2,762
African Bank Investments Ltd.	1,940,124	2,230
Old Mutual plc	677,019	2,119
Anglo American plc Ordinary Shares	61,495	1,347
Liberty Holdings Ltd.	43,283	502
		57,734
South Korea (2.8%)
Samsung Electronics Co. Ltd.	27,540	35,886
Samsung Electronics Co. Ltd. GDR	31,550	20,644
Hyundai Motor Co.	85,545	19,202
Kia Motors Corp.	289,187	15,400
SK Holdings Co. Ltd.	60,007	10,879
Hana Financial Group Inc.	118,287	4,929
Shinhan Financial Group Co. Ltd.	107,940	4,846
* LG Display Co. Ltd.	186,430	4,502
S-1 Corp.	40,660	2,885
Lotte Shopping Co. Ltd.	7,173	2,748
KB Financial Group Inc.	65,551	2,650
Kolon Industries Inc.	40,099	2,082
* LG Uplus Corp.	179,340	1,828
SK Telecom Co. Ltd.	6,771	1,482
NAVER Corp.	331	228
		130,191

Spain (0.4%)
Distribuidora Internacional de Alimentacion SA	862,358	7,721
* Banco Santander SA	417,486	3,754
Viscofan SA	35,474	2,019
* Acerinox SA	123,976	1,579
* Mediaset Espana Comunicacion SA	107,999	1,248
Acciona SA	18,525	1,067
Telefonica SA	49,697	813
		18,201
Sweden (2.5%)
Svenska Handelsbanken AB Class A	839,865	41,293
Atlas Copco AB Class B	697,270	17,726
Investor AB Class B	459,043	15,820
Volvo AB Class B	870,388	11,453
Nordea Bank AB	569,765	7,682
Assa Abloy AB Class B	143,201	7,582
Swedish Match AB	162,467	5,224
Skandinaviska Enskilda Banken AB Class A	282,738	3,735
Telefonaktiebolaget LM Ericsson Class B	197,536	2,412
Modern Times Group AB Class B	24,923	1,292
Millicom International Cellular SA	3,183	317
Oriflame Cosmetics SA	6,251	192
		114,728
Switzerland (3.4%)
Nestle SA	615,352	45,099
Roche Holding AG	153,953	43,126
* Cie Financiere Richemont SA	196,238	19,604
Schindler Holding AG	123,289	18,150
Novartis AG	163,188	13,079
Geberit AG	33,342	10,115
Adecco SA	35,671	2,832
UBS AG	109,792	2,102
Sonova Holding AG	11,417	1,540
Logitech International SA	97,334	1,340
Helvetia Holding AG	987	495
ABB Ltd.	17,494	463
		157,945
Taiwan (1.7%)
Fubon Financial Holding Co. Ltd.	13,957,279	20,470
Hon Hai Precision Industry Co. Ltd.	7,216,000	19,464
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,088,578	18,985
United Microelectronics Corp.	20,388,000	8,516
Yungtay Engineering Co. Ltd.	1,544,000	4,432
Delta Electronics Inc.	682,000	3,906
Taiwan Semiconductor Manufacturing Co. Ltd.	976,892	3,449
Taishin Financial Holding Co. Ltd.	3,140,915	1,547
		80,769
Thailand (0.2%)
Advanced Info Service PCL	464,100	2,830
Thanachart Capital PCL	2,602,000	2,547
Bangkok Bank PCL (Foreign)	311,900	1,698
Krung Thai Bank PCL	3,201,200	1,618
PTT Global Chemical PCL	127,400	308
Krung Thai Bank PCL (Foreign)	533,100	261
		9,262

Turkey (0.3%)
Turkiye Garanti Bankasi AS	2,333,018	7,562
Tupras Turkiye Petrol Rafinerileri AS	125,033	2,497
Turkiye Is Bankasi	842,727	1,825
Turkiye Garanti Bankasi AS ADR	503,200	1,615
KOC Holding AS	213,672	876
* Asya Katilim Bankasi AS	885,933	598
Ulker Biskuvi Sanayi AS	43,393	307
		15,280
United Arab Emirates (0.0%)
DP World Ltd.	20,737	368

United Kingdom (8.2%)
Prudential plc	2,280,121	50,947
Royal Dutch Shell plc Class A	1,033,585	36,902
Rolls-Royce Holdings plc	1,299,395	27,484
Wolseley plc	386,461	21,972
Reckitt Benckiser Group plc	268,357	21,317
BP plc ADR	345,686	16,804
Bunzl plc	673,210	16,178
British American Tobacco plc	257,532	13,823
WPP plc	487,865	11,174
Hays plc	4,820,985	10,384
Intertek Group plc	142,057	7,414
BP plc	906,035	7,343
Tullow Oil plc	466,581	6,622
Compass Group plc	370,776	5,953
Aggreko plc	199,806	5,667
Diageo plc	159,313	5,279
Capita plc	306,471	5,275
Rightmove plc	113,671	5,162
* Lloyds Banking Group plc	3,883,937	5,097
Unilever plc	111,156	4,574
Associated British Foods plc	100,257	4,066
* Sage Group plc	589,530	3,946
ITV plc	1,205,171	3,878
Vodafone Group plc	957,758	3,771
Informa plc	387,566	3,689
BHP Billiton plc	116,645	3,620
Barclays plc	762,558	3,448
* Thomas Cook Group plc	1,221,473	3,390
Rio Tinto plc	58,950	3,331
G4S plc	751,803	3,271
Reed Elsevier plc	218,946	3,265
BAE Systems plc	448,624	3,237
Royal Dutch Shell plc Class B	84,779	3,198
Provident Financial plc	106,566	2,872
Tesco plc	506,872	2,815
International Personal Finance plc	327,175	2,707
Experian plc	137,814	2,546
Spectris plc	57,222	2,432
Rexam plc	273,608	2,407
Stagecoach Group plc	376,073	2,359
TUI Travel plc	339,741	2,329
Carnival plc	54,262	2,246
3i Group plc	344,900	2,204
ICAP plc	285,352	2,137

Smiths Group plc	79,675	1,956
Glencore Xstrata plc	346,937	1,805
Admiral Group plc	75,474	1,641
Homeserve plc	338,750	1,548
WH Smith plc	86,749	1,440
DCC plc	28,846	1,419
IG Group Holdings plc	138,442	1,414
Cable & Wireless Communications plc	1,359,150	1,268
Mondi plc	52,859	918
Devro plc	168,092	802
British Sky Broadcasting Group plc	52,218	731
Ladbrokes plc	232,214	690
Home Retail Group plc	205,092	653
Daily Mail & General Trust plc	40,884	651
IMI plc	24,439	619
* Merlin Entertainments plc	102,156	605
Jupiter Fund Management plc	93,658	598
Barratt Developments plc	99,260	575
Millennium & Copthorne Hotels plc	57,121	569
Smith & Nephew plc	38,708	553
AMEC plc	30,395	549
GlaxoSmithKline plc	19,910	532
Close Brothers Group plc	22,947	523
Michael Page International plc	62,372	505
Bwin.Party Digital Entertainment plc	238,469	487
CSR plc	42,081	441
Centrica plc	76,271	440
National Express Group plc	95,705	437
Petrofac Ltd.	18,824	382
Standard Chartered plc	14,507	328
Northgate plc	28,581	243
* Perform Group plc	61,249	227
Anglo American plc London Shares	7,120	156
* Connaught plc	103,081	—
		384,240
United States (46.2%)
Consumer Discretionary (6.5%)
Royal Caribbean Cruises Ltd.	734,420	34,826
* Amazon.com Inc.	75,522	30,117
Comcast Corp. Class A	579,438	30,111
McDonald's Corp.	286,833	27,831
Harley-Davidson Inc.	379,275	26,261
Omnicom Group Inc.	290,115	21,576
Walt Disney Co.	281,439	21,502
* CarMax Inc.	378,869	17,814
Dillard's Inc. Class A	148,808	14,466
Time Warner Inc.	200,716	13,994
* Tesla Motors Inc.	91,140	13,706
CBS Corp. Class B	180,179	11,485
* Bed Bath & Beyond Inc.	129,238	10,378
* Apollo Education Group Inc.	360,728	9,855
* TripAdvisor Inc.	99,365	8,230
^ Weight Watchers International Inc.	95,471	3,144
* Smith & Wesson Holding Corp.	124,617	1,681
* Red Robin Gourmet Burgers Inc.	21,434	1,576
* FTD Cos. Inc.	35,661	1,162
GameStop Corp. Class A	12,525	617

	PetMed Express Inc.	34,289	570
*	Multimedia Games Holding Co. Inc.	15,055	472
	Capella Education Co.	6,318	420
*	Liberty Ventures Class A	3,297	404
	Valassis Communications Inc.	11,413	391
*	TravelCenters of America LLC	37,490	365
	Best Buy Co. Inc.	8,352	333
	Brown Shoe Co. Inc.	11,790	332
*	Kirkland's Inc.	14,000	331
	Ruth's Hospitality Group Inc.	23,318	331
*	Citi Trends Inc.	15,977	272
*	hhgregg Inc.	16,737	234
*	Sun-Times Media Group Inc. Class A	130,959	—
			304,787
Consumer Staples (4.8%)
	Coca-Cola Co.	807,952	33,377
	Tyson Foods Inc. Class A	960,111	32,125
	Procter & Gamble Co.	308,072	25,080
	Coca-Cola HBC AG ADR	748,500	21,834
	PepsiCo Inc.	242,391	20,104
	Kroger Co.	485,533	19,193
	Colgate-Palmolive Co.	283,678	18,499
*	Rite Aid Corp.	2,088,238	10,566
	Costco Wholesale Corp.	65,872	7,839
	Estee Lauder Cos. Inc. Class A	98,237	7,399
	Dean Foods Co.	296,662	5,100
	Dr Pepper Snapple Group Inc.	102,585	4,998
	JM Smucker Co.	48,097	4,984
	Clorox Co.	45,974	4,265
	Archer-Daniels-Midland Co.	82,138	3,565
	Sanderson Farms Inc.	43,996	3,182
	Universal Corp.	44,785	2,445
	Andersons Inc.	16,938	1,510
*	Omega Protein Corp.	52,359	643
*	Pantry Inc.	27,035	454
*	Harbinger Group Inc.	31,329	371
	Inter Parfums Inc.	9,987	358
*	Central Garden and Pet Co. Class A	26,454	179
			228,070
Energy (3.8%)
	ConocoPhillips	397,108	28,056
	Valero Energy Corp.	476,649	24,023
	EOG Resources Inc.	129,912	21,804
	Marathon Petroleum Corp.	215,911	19,806
	Phillips 66	230,526	17,780
*	Ultra Petroleum Corp.	787,110	17,041
	Western Refining Inc.	259,142	10,990
	National Oilwell Varco Inc.	118,375	9,414
	Delek US Holdings Inc.	170,978	5,883
*	Exterran Holdings Inc.	163,735	5,600
*	Stone Energy Corp.	140,403	4,857
	Energy XXI Bermuda Ltd.	140,656	3,806
	Alon USA Energy Inc.	209,096	3,458
	PBF Energy Inc. Class A	55,228	1,737
	Green Plains Renewable Energy Inc.	81,984	1,590
*,^ Swift Energy Co.		111,123	1,500

	Comstock Resources Inc.	62,368	1,141
*	Renewable Energy Group Inc.	61,950	710
*	Tesco Corp.	16,759	332
*	Forest Oil Corp.	87,444	316
*	Unit Corp.	5,989	309
*	Penn Virginia Corp.	31,710	299
*	Northern Oil and Gas Inc.	17,968	271
			180,723
Financials (7.8%)
*	Berkshire Hathaway Inc. Class B	308,174	36,537
	JPMorgan Chase & Co.	568,456	33,243
	M&T Bank Corp.	266,489	31,025
	TD Ameritrade Holding Corp.	906,851	27,786
	Moody's Corp.	339,884	26,671
	First Republic Bank	448,639	23,486
*	Markel Corp.	37,106	21,534
	US Bancorp	483,022	19,514
	New York Community Bancorp Inc.	1,070,730	18,042
	Franklin Resources Inc.	300,327	17,338
	Chubb Corp.	177,127	17,116
	Assurant Inc.	171,687	11,395
	Travelers Cos. Inc.	100,058	9,059
	Progressive Corp.	298,542	8,141
	Goldman Sachs Group Inc.	45,666	8,095
*	PHH Corp.	289,025	7,038
	Legg Mason Inc.	146,396	6,365
	Lazard Ltd. Class A	140,033	6,346
	American Express Co.	67,498	6,124
	Wells Fargo & Co.	133,919	6,080
	American Equity Investment Life Holding Co.	203,168	5,360
	RenaissanceRe Holdings Ltd.	51,335	4,997
	Capital One Financial Corp.	51,588	3,952
	Cash America International Inc.	85,483	3,274
*	World Acceptance Corp.	23,977	2,099
	Platinum Underwriters Holdings Ltd.	23,749	1,455
	Stewart Information Services Corp.	26,115	843
*	United Community Banks Inc.	24,242	430
*	Investment Technology Group Inc.	18,190	374
	Evercore Partners Inc. Class A	5,784	346
	Symetra Financial Corp.	15,617	296
*	FBR & Co.	9,380	247
	Calamos Asset Management Inc. Class A	17,710	210
			364,818
Health Care (4.0%)
	Johnson & Johnson	309,275	28,327
*	United Therapeutics Corp.	238,542	26,974
	WellPoint Inc.	217,513	20,096
	Abbott Laboratories	497,648	19,075
*	Waters Corp.	155,539	15,554
*	Illumina Inc.	120,276	13,305
*	Seattle Genetics Inc.	250,900	10,008
^	PDL BioPharma Inc.	954,302	8,054
	Merck & Co. Inc.	156,335	7,825
	Pfizer Inc.	248,445	7,610
*	Varian Medical Systems Inc.	80,385	6,245
*,^ Myriad Genetics Inc.		243,800	5,115

*	Intuitive Surgical Inc.	11,256	4,323
*	Magellan Health Services Inc.	54,621	3,272
	Kindred Healthcare Inc.	93,251	1,841
	McKesson Corp.	9,676	1,562
	Select Medical Holdings Corp.	134,449	1,561
*	Emergent Biosolutions Inc.	35,621	819
*	Repligen Corp.	50,286	686
*	Albany Molecular Research Inc.	58,300	588
*	Cambrex Corp.	32,835	585
*	Triple-S Management Corp. Class B	28,538	555
*	Addus HomeCare Corp.	24,641	553
*	Anika Therapeutics Inc.	10,205	389
*	Mallinckrodt plc	7,134	373
*	Affymetrix Inc.	36,453	312
*	Centene Corp.	5,175	305
*	AMN Healthcare Services Inc.	19,625	289
*	Five Star Quality Care Inc.	40,229	221
*	Alliance HealthCare Services Inc.	6,889	170
			186,592
Industrials (5.7%)
	Northrop Grumman Corp.	303,123	34,741
	Boeing Co.	222,798	30,410
	Raytheon Co.	260,851	23,659
	Alaska Air Group Inc.	320,082	23,484
	3M Co.	161,605	22,665
	L-3 Communications Holdings Inc.	172,089	18,390
	Lincoln Electric Holdings Inc.	235,609	16,808
	Exelis Inc.	787,834	15,016
	Lockheed Martin Corp.	92,809	13,797
	Alliant Techsystems Inc.	105,819	12,876
	Deere & Co.	105,691	9,653
	Emerson Electric Co.	103,838	7,287
	Southwest Airlines Co.	329,897	6,215
	Towers Watson & Co. Class A	40,646	5,187
	CH Robinson Worldwide Inc.	80,542	4,699
	Expeditors International of Washington Inc.	95,241	4,214
	Huntington Ingalls Industries Inc.	40,223	3,621
	AAR Corp.	116,643	3,267
*,^ Hawaiian Holdings Inc.		238,232	2,294
	SkyWest Inc.	82,745	1,227
*	Republic Airways Holdings Inc.	106,831	1,142
	Kimball International Inc. Class B	48,535	730
	Argan Inc.	20,418	563
*	RPX Corp.	28,264	478
*	Engility Holdings Inc.	11,922	398
*	Ducommun Inc.	12,486	372
*	CBIZ Inc.	40,784	372
	Arkansas Best Corp.	11,015	371
	NN Inc.	17,725	358
	Coleman Cable Inc.	13,566	356
	Standex International Corp.	5,537	348
	Comfort Systems USA Inc.	14,792	287
*	ICF International Inc.	6,832	237
	Quad/Graphics Inc.	8,603	234
*	Xerium Technologies Inc.	10,380	171

	Barrett Business Services Inc.	1,338	124
			266,051
Information Technology (10.7%)
*	eBay Inc.	655,201	35,964
	MasterCard Inc. Class A	42,431	35,449
*	Google Inc. Class A	26,762	29,992
	Computer Sciences Corp.	454,615	25,404
	Apple Inc.	44,837	25,159
	Linear Technology Corp.	503,630	22,940
	Seagate Technology plc	377,013	21,173
	Accenture plc Class A	233,084	19,164
	Analog Devices Inc.	374,552	19,076
	FLIR Systems Inc.	584,508	17,594
	Visa Inc. Class A	78,237	17,422
*	Dolby Laboratories Inc. Class A	408,448	15,750
	Microsoft Corp.	418,749	15,674
	QUALCOMM Inc.	203,300	15,095
	Xilinx Inc.	325,798	14,961
	Western Digital Corp.	151,200	12,686
*	Facebook Inc. Class A	213,884	11,691
	Oracle Corp.	290,128	11,100
*	CACI International Inc. Class A	147,426	10,795
	Intel Corp.	411,900	10,693
*	AOL Inc.	205,165	9,565
*	Gartner Inc.	127,775	9,078
	Altera Corp.	255,128	8,299
	Texas Instruments Inc.	188,025	8,256
	Automatic Data Processing Inc.	98,342	7,947
*	Teradyne Inc.	447,635	7,887
*,^ Twitter Inc.		104,690	6,664
	Paychex Inc.	134,536	6,125
*	Teradata Corp.	128,570	5,849
*	Sapient Corp.	256,902	4,460
	Intuit Inc.	50,594	3,861
	Heartland Payment Systems Inc.	75,978	3,787
	DST Systems Inc.	41,213	3,740
*	Cirrus Logic Inc.	168,663	3,446
*	TiVo Inc.	208,858	2,740
*	Unisys Corp.	80,796	2,712
	Convergys Corp.	111,681	2,351
*	Kulicke & Soffa Industries Inc.	174,695	2,323
	CSG Systems International Inc.	72,359	2,127
*	Euronet Worldwide Inc.	40,109	1,919
*	Benchmark Electronics Inc.	78,684	1,816
*	Constant Contact Inc.	36,435	1,132
*	Magnachip Semiconductor Corp.	57,252	1,116
*	Blucora Inc.	33,497	977
	Broadridge Financial Solutions Inc.	23,110	913
*	Brocade Communications Systems Inc.	92,571	821
*	Global Cash Access Holdings Inc.	79,374	793
*	SYNNEX Corp.	9,379	632
*	Photronics Inc.	54,881	496
	Booz Allen Hamilton Holding Corp. Class A	19,381	371
	ManTech International Corp. Class A	12,263	367
	United Online Inc.	25,472	351
			500,703

Materials (2.6%)
Praxair Inc.	279,117	36,294
Sigma-Aldrich Corp.	174,954	16,447
Domtar Corp.	160,496	15,141
Bemis Co. Inc.	305,895	12,530
LyondellBasell Industries NV Class A	127,010	10,196
*	Graphic Packaging Holding Co.	729,722	7,005
Packaging Corp. of America	101,377	6,415
Greif Inc. Class A	83,443	4,372
Sonoco Products Co.	82,218	3,430
Minerals Technologies Inc.	43,371	2,605
Myers Industries Inc.	56,409	1,191
PH Glatfelter Co.	42,530	1,176
*	Resolute Forest Products Inc.	59,645	956
Neenah Paper Inc.	19,183	821
Schweitzer-Mauduit International Inc.	9,113	469
Olin Corp.	15,250	440
*	AEP Industries Inc.	6,257	331
FutureFuel Corp.	19,296	305
*	American Pacific Corp.	5,640	210
120,334
Other (0.3%)
2	Vanguard FTSE Emerging Markets ETF	374,493	15,407

Telecommunication Services (0.0%)
*	Vonage Holdings Corp.	104,523	348
United States Cellular Corp.	7,775	325
IDT Corp. Class B	13,786	246
919
2,168,404
Total Common Stocks (Cost $3,606,362)	4,555,791
Coupon
Temporary Cash Investments (2.0%)[1]
Money Market Fund (1.9%)
[3,4] Vanguard Market Liquidity Fund	0.125%	89,953,405	89,953

Face
Maturity	Amount
Date	($000)
U.S. Government and Agency Obligations (0.1%)
[5,6] Federal Home Loan Bank Discount Notes	0.090%	2/21/14	2,500	2,499
[5,6] Federal Home Loan Bank Discount Notes	0.100%	3/12/14	700	700
[5,6] Federal Home Loan Bank Discount Notes	0.125%	5/30/14	200	200
[6,7] Freddie Mac Discount Notes	0.085%-0.090%	3/3/14	1,700	1,699
[6,7] Freddie Mac Discount Notes	0.070%	3/31/14	1,000	1,000
6,098
Total Temporary Cash Investments (Cost $96,052)	96,051
Total Investments (99.1%) (Cost $3,702,414)	4,651,842
Other Assets and Liabilities-Net (0.9%)[4]	40,928
Net Assets (100%)	4,692,770

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $39,405,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 0.3%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $41,119,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $3,599,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Global Equity Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	274,280	2,113,107	—
Common Stocks—United States	2,168,404	—	—
Temporary Cash Investments	89,953	6,098	—
Futures Contracts—Assets[1]	181	—	—
Futures Contracts—Liabilities[1]	(5)	—	—
Forward Currency Contracts—Assets	—	49	—
Forward Currency Contracts—Liabilities	—	(36)	—
Total	2,532,813	2,119,218	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

The fund may enter into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward

Global Equity Fund

currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	March 2014	565	52,011	165
FTSE 100 Index	March 2014	101	11,204	464
Dow Jones EURO STOXX 50 Index	March 2014	143	6,124	652
S&P ASX 200 Index	March 2014	43	5,115	196
Topix Index	March 2014	39	4,833	199
				1,676

Unrealized appreciation (depreciation) on open E-mini S&P 500 Index, FTSE 100 Index, and Dow Jones EURO STOXX 50 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Global Equity Fund

At December 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

				Contract Amount (000)
						Unrealized
	Contract					Appreciation
	Settlement					(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Morgan Stanley Capital
Services Inc.	3/26/14	GBP	6,493	USD	10,707	38
Morgan Stanley Capital
Services Inc.	3/26/14	EUR	4,063	USD	5,603	(14)
Morgan Stanley Capital
Services Inc.	3/18/14	JPY	488,438	USD	4,661	(21)
Morgan Stanley Capital
Services Inc.	3/25/14	AUD	3,132	USD	2,771	11
Morgan Stanley Capital
Services Inc.	3/25/14	AUD	2,261	USD	2,009	(1)
						13
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At December 31, 2013, the cost of investment securities for tax purposes was $3,711,008,000. Net unrealized appreciation of investment securities for tax purposes was $940,834,000, consisting of unrealized gains of $1,027,551,000 on securities that had risen in value since their purchase and $86,717,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Opportunity Fund

Schedule of Investments
As of December 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (93.5%)
Consumer Discretionary (9.2%)
*	CarMax Inc.	4,186,797	196,863
	TJX Cos. Inc.	2,580,000	164,423
*	DIRECTV	2,081,476	143,809
*,^ Tesla Motors Inc.		690,566	103,847
*	DreamWorks Animation SKG Inc. Class A	2,510,000	89,105
	Carnival Corp.	2,042,100	82,031
	Royal Caribbean Cruises Ltd.	1,318,001	62,500
*	Ascena Retail Group Inc.	2,735,200	57,877
*	Bed Bath & Beyond Inc.	703,700	56,507
*	Tribune Co.	357,000	27,632
	Las Vegas Sands Corp.	340,000	26,816
*	Amazon.com Inc.	58,700	23,409
	L Brands Inc.	291,500	18,029
	Ross Stores Inc.	188,500	14,124
*	Shutterfly Inc.	57,200	2,913
*	Panera Bread Co. Class A	3,705	655
	Carter's Inc.	8,520	612
			1,071,152
Energy (2.0%)
	Transocean Ltd.	1,570,000	77,589
	Cabot Oil & Gas Corp.	1,250,800	48,481
	Noble Energy Inc.	596,000	40,594
	National Oilwell Varco Inc.	237,000	18,849
	Frank's International NV	390,900	10,554
*	Cameron International Corp.	166,500	9,912
	Oceaneering International Inc.	125,000	9,860
*	Southwestern Energy Co.	220,000	8,653
	Ensco plc Class A	143,340	8,196
	Range Resources Corp.	65,000	5,480
	Noble Corp. plc	30,000	1,124
			239,292
Financials (2.1%)
	Charles Schwab Corp.	7,420,000	192,920
	Chubb Corp.	300,000	28,989
	CME Group Inc.	274,850	21,565
			243,474
Health Care (34.3%)
*	Biogen Idec Inc.	2,795,438	782,024
	Amgen Inc.	5,087,600	580,800
	Roche Holding AG	1,561,578	437,439
	Eli Lilly & Co.	6,919,000	352,869
*	BioMarin Pharmaceutical Inc.	4,769,100	335,125
	Medtronic Inc.	4,709,200	270,261
	Novartis AG ADR	3,131,000	251,670
*	Life Technologies Corp.	2,846,945	215,798
*	QIAGEN NV	8,244,000	196,290
*	Illumina Inc.	1,220,100	134,967
*	Boston Scientific Corp.	7,216,300	86,740

*	Pharmacyclics Inc.	594,100	62,844
*	Seattle Genetics Inc.	1,442,500	57,541
	Abbott Laboratories	1,299,600	49,814
*	Charles River Laboratories International Inc.	660,000	35,006
	PerkinElmer Inc.	770,000	31,747
*	Affymetrix Inc.	2,700,600	23,144
	Thermo Fisher Scientific Inc.	175,000	19,486
*	ImmunoGen Inc.	1,280,000	18,778
*	Edwards Lifesciences Corp.	280,000	18,413
*	InterMune Inc.	983,000	14,480
*	Waters Corp.	115,000	11,500
*,^ Dendreon Corp.		2,300,000	6,877
	Zimmer Holdings Inc.	54,000	5,032
*	Cerner Corp.	10,000	557
			3,999,202
Industrials (11.7%)
	FedEx Corp.	2,754,430	396,004
	Southwest Airlines Co.	10,935,100	206,017
	Rockwell Automation Inc.	955,000	112,843
*	United Continental Holdings Inc.	2,900,000	109,707
	Delta Air Lines Inc.	3,580,000	98,343
^	Ritchie Bros Auctioneers Inc.	2,962,000	67,919
*	JetBlue Airways Corp.	6,940,150	59,338
	Union Pacific Corp.	351,000	58,968
	European Aeronautic Defence and Space Co. NV	731,440	56,153
*	Jacobs Engineering Group Inc.	805,000	50,707
*	AECOM Technology Corp.	1,260,000	37,082
	CH Robinson Worldwide Inc.	584,400	34,094
	IDEX Corp.	387,000	28,580
	Chicago Bridge & Iron Co. NV	280,000	23,279
	Expeditors International of Washington Inc.	290,000	12,833
*	Spirit Airlines Inc.	128,235	5,823
*,^ American Airlines Group Inc.		200,000	5,050
	Babcock & Wilcox Co.	9,900	338
			1,363,078
Information Technology (31.9%)
*	Google Inc. Class A	326,130	365,497
*	Adobe Systems Inc.	4,124,500	246,975
*	Cree Inc.	3,944,900	246,832
	Texas Instruments Inc.	4,831,400	212,147
*	Trimble Navigation Ltd.	5,636,200	195,576
	ASML Holding NV	1,950,040	182,719
	Microsoft Corp.	4,511,000	168,847
	Symantec Corp.	6,749,400	159,151
*	Electronic Arts Inc.	6,919,000	158,722
	SanDisk Corp.	2,153,277	151,892
	Corning Inc.	8,080,000	143,986
	Altera Corp.	4,365,000	141,993
*	Micron Technology Inc.	5,630,000	122,509
	QUALCOMM Inc.	1,546,975	114,863
	NVIDIA Corp.	6,118,400	98,017
*	Flextronics International Ltd.	12,309,600	95,646
*	NeuStar Inc. Class A	1,649,566	82,247
	Visa Inc. Class A	345,180	76,865
	EMC Corp.	2,965,000	74,570
*,1 Descartes Systems Group Inc.		4,645,000	62,104

	NetApp Inc.		1,444,900	59,443
	Plantronics Inc.		1,150,000	53,418
*,^ BlackBerry Ltd.			7,108,700	52,960
	Hewlett-Packard Co.		1,731,000	48,433
*	Rambus Inc.		4,400,000	41,668
*,1 FormFactor Inc.			5,809,700	34,974
	KLA-Tencor Corp.		531,000	34,228
	FEI Co.		376,000	33,599
	Intuit Inc.		370,000	28,238
*	Nuance Communications Inc.		1,815,000	27,588
	Motorola Solutions Inc.		406,150	27,415
*	Entegris Inc.		2,019,231	23,423
	Apple Inc.		37,000	20,761
	MasterCard Inc. Class A		24,450	20,427
	Jabil Circuit Inc.		1,000,000	17,440
*	F5 Networks Inc.		189,825	17,248
*	Ciena Corp.		607,142	14,529
*	VMware Inc. Class A		135,000	12,111
	Analog Devices Inc.		225,000	11,459
*	Brocade Communications Systems Inc.		1,100,000	9,757
*,^ Smart Technologies Inc. Class A			4,371,304	9,573
	Applied Materials Inc.		540,000	9,553
	Xilinx Inc.		200,000	9,184
*	eBay Inc.		140,100	7,690
*	Salesforce.com Inc.		23,500	1,297
*	Workday Inc. Class A		10,025	834
	Accenture plc Class A		10,000	822
*	Facebook Inc. Class A		100	5
				3,729,235
Materials (2.3%)
	Monsanto Co.		2,335,286	272,178
*	Boise Cascade Co.		33,900	999
				273,177
Total Common Stocks (Cost $5,451,349)				10,918,610
				Market
				Value
		Coupon	Shares	($000)
Temporary Cash Investment (7.9%)
Money Market Fund (7.9%)
[2,3] Vanguard Market Liquidity Fund (Cost
	$919,752)	0.125%	919,751,751	919,752

Total Investments (101.4%) (Cost $6,371,101)				11,838,362
Other Assets and Liabilities-Net (-1.4%)[3]				(168,900)
Net Assets (100%)				11,669,462

*	Non-income-producing security.
^	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $95,779,000.
1	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Includes $100,623,000 of collateral received for securities on loan. ADR—American Depositary Receipt.

Capital Opportunity Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,425,018	493,592	—
Temporary Cash Investments	919,752	—	—
Total	11,344,770	493,592	—

Capital Opportunity Fund

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of these companies were as follows:

			Current Period Transactions
	Sept. 30,		Proceeds
	2013		from		Dec 31, 2013
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Descartes Systems Group Inc.	52,907	—	—	—	62,104
FormFactor Inc.	38,654	901		—	34,974
	91,561			—	97,078

E. At December 31, 2013, the cost of investment securities for tax purposes was $6,371,101,000. Net unrealized appreciation of investment securities for tax purposes was $5,467,261,000, consisting of unrealized gains of $5,813,774,000 on securities that had risen in value since their purchase and $346,513,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Strategic Small-Cap Equity Fund

Schedule of Investments
As of December 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (13.5%)
	Domino's Pizza Inc.	39,300	2,737
	Brunswick Corp.	57,400	2,644
*,^ Smith & Wesson Holding Corp.		189,600	2,558
*	Starz	87,018	2,544
	Brinker International Inc.	54,200	2,512
	Hanesbrands Inc.	35,200	2,474
	Dillard's Inc. Class A	25,050	2,435
	Brown Shoe Co. Inc.	85,600	2,409
*	Jack in the Box Inc.	46,300	2,316
*	Graham Holdings Co. Class B	3,450	2,288
*	Red Robin Gourmet Burgers Inc.	29,100	2,140
	Sturm Ruger & Co. Inc.	27,100	1,981
	Buckle Inc.	32,700	1,719
	Dana Holding Corp.	87,300	1,713
*	Murphy USA Inc.	36,600	1,521
	Cheesecake Factory Inc.	30,800	1,487
	Cracker Barrel Old Country Store Inc.	12,600	1,387
*	Sonic Corp.	65,400	1,320
*	Live Nation Entertainment Inc.	61,600	1,217
	Haverty Furniture Cos. Inc.	38,500	1,205
*	Conn's Inc.	14,500	1,142
	GNC Holdings Inc. Class A	19,150	1,119
*	Overstock.com Inc.	36,200	1,115
*	Express Inc.	56,600	1,057
	Big 5 Sporting Goods Corp.	50,800	1,007
*	Orbitz Worldwide Inc.	138,900	997
*	Tower International Inc.	39,900	854
*	Federal-Mogul Corp.	40,700	801
	Capella Education Co.	10,300	684
	Harte-Hanks Inc.	84,000	657
*	hhgregg Inc.	44,701	624
*	Stoneridge Inc.	48,800	622
*	Bally Technologies Inc.	7,900	620
	Wendy's Co.	65,700	573
*	Universal Electronics Inc.	14,800	564
*	Grand Canyon Education Inc.	12,600	549
	Winmark Corp.	5,300	491
*	Kirkland's Inc.	20,300	481
	Destination Maternity Corp.	14,200	424
*	Tenneco Inc.	7,300	413
	PetMed Express Inc.	23,800	396
	La-Z-Boy Inc.	12,000	372
	Columbia Sportswear Co.	4,700	370
*	Bloomin' Brands Inc.	14,200	341
*	Marriott Vacations Worldwide Corp.	6,400	338
	Nutrisystem Inc.	20,400	335
*	Office Depot Inc.	60,111	318
*	Modine Manufacturing Co.	23,200	297
*	Children's Place Retail Stores Inc.	5,200	296

Ruth's Hospitality Group Inc.	20,200	287
* Unifi Inc.	10,400	283
* New York & Co. Inc.	53,400	233
CSS Industries Inc.	7,500	215
* Libbey Inc.	9,000	189
* Asbury Automotive Group Inc.	3,500	188
* ANN Inc.	4,800	176
* Deckers Outdoor Corp.	1,800	152
* Steven Madden Ltd.	4,000	146
* Digital Generation Inc.	10,100	129
* McClatchy Co. Class A	35,300	120
Einstein Noah Restaurant Group Inc.	7,900	115
CEC Entertainment Inc.	2,500	111
Arctic Cat Inc.	1,800	103
* Citi Trends Inc.	6,000	102
		61,013
Consumer Staples (4.0%)
Nu Skin Enterprises Inc. Class A	28,700	3,967
* Rite Aid Corp.	531,200	2,688
Andersons Inc.	29,400	2,622
Sanderson Farms Inc.	33,000	2,387
* Pilgrim's Pride Corp.	128,750	2,092
* Chiquita Brands International Inc.	116,200	1,359
* TreeHouse Foods Inc.	12,200	841
* USANA Health Sciences Inc.	8,500	642
* SUPERVALU Inc.	65,600	478
Pinnacle Foods Inc.	11,000	302
Inter Parfums Inc.	6,800	243
* WhiteWave Foods Co. Class A	8,527	196
Coca-Cola Bottling Co. Consolidated	1,800	132
		17,949
Energy (5.0%)
Western Refining Inc.	63,000	2,672
Bristow Group Inc.	28,900	2,169
* Exterran Holdings Inc.	60,000	2,052
* Gran Tierra Energy Inc.	279,800	2,045
* SEACOR Holdings Inc.	21,700	1,979
* EPL Oil & Gas Inc.	57,200	1,630
Green Plains Renewable Energy Inc.	80,400	1,559
* Matador Resources Co.	81,700	1,523
* Stone Energy Corp.	34,900	1,207
* Matrix Service Co.	44,200	1,082
* Dawson Geophysical Co.	23,900	808
* Hercules Offshore Inc.	118,400	773
* Bonanza Creek Energy Inc.	16,600	722
EXCO Resources Inc.	121,100	643
* Parker Drilling Co.	77,100	627
RPC Inc.	27,800	496
* Abraxas Petroleum Corp.	89,000	292
* Forest Oil Corp.	56,900	206
* EXCO Resources Inc. Rights Exp. 01/09/2014	121,100	19
		22,504
Financials (22.4%)
CNO Financial Group Inc.	171,000	3,025
Protective Life Corp.	54,900	2,781
* Credit Acceptance Corp.	19,412	2,523

East West Bancorp Inc.	70,300	2,458
Washington Federal Inc.	103,800	2,417
* Portfolio Recovery Associates Inc.	45,600	2,409
Associated Banc-Corp	131,500	2,288
* Western Alliance Bancorp	95,400	2,276
Cathay General Bancorp	83,200	2,224
Platinum Underwriters Holdings Ltd.	36,200	2,218
Nelnet Inc. Class A	51,148	2,155
Susquehanna Bancshares Inc.	164,700	2,115
Union First Market Bankshares Corp.	84,700	2,101
Glacier Bancorp Inc.	70,400	2,097
Waddell & Reed Financial Inc. Class A	31,400	2,045
* World Acceptance Corp.	20,800	1,821
Primerica Inc.	41,500	1,781
* Investment Technology Group Inc.	86,000	1,768
* Encore Capital Group Inc.	33,700	1,694
Umpqua Holdings Corp.	87,700	1,679
* Howard Hughes Corp.	13,600	1,633
Montpelier Re Holdings Ltd.	54,700	1,592
WesBanco Inc.	49,411	1,581
Omega Healthcare Investors Inc.	51,300	1,529
Corrections Corp. of America	45,912	1,472
* Popular Inc.	48,800	1,402
Spirit Realty Capital Inc.	142,100	1,397
RLJ Lodging Trust	56,800	1,381
First Interstate Bancsystem Inc.	47,700	1,353
PrivateBancorp Inc.	46,000	1,331
EPR Properties	26,400	1,298
Home Properties Inc.	24,000	1,287
Retail Properties of America Inc.	100,800	1,282
Alexander & Baldwin Inc.	29,700	1,239
Ryman Hospitality Properties Inc.	29,500	1,233
CubeSmart	76,400	1,218
* Strategic Hotels & Resorts Inc.	128,100	1,211
Brandywine Realty Trust	85,700	1,208
* FelCor Lodging Trust Inc.	142,900	1,166
Geo Group Inc.	35,900	1,157
Lexington Realty Trust	109,000	1,113
Pennsylvania REIT	57,900	1,099
Altisource Residential Corp.	36,000	1,084
Extra Space Storage Inc.	25,500	1,074
Inland Real Estate Corp.	99,200	1,044
Medical Properties Trust Inc.	79,400	970
CoreSite Realty Corp.	30,000	966
Sabra Health Care REIT Inc.	36,200	946
Select Income REIT	35,100	939
Universal Health Realty Income Trust	22,800	913
* Forestar Group Inc.	42,500	904
First Merchants Corp.	38,600	879
International Bancshares Corp.	33,200	876
Healthcare Trust of America Inc. Class A	87,600	862
Apartment Investment & Management Co. Class A	32,100	832
* United Community Banks Inc.	46,400	824
Ramco-Gershenson Properties Trust	51,900	817
One Liberty Properties Inc.	39,600	797
MB Financial Inc.	24,800	796
Ashford Hospitality Trust Inc.	96,100	796

Highwoods Properties Inc.	21,300	770
Oritani Financial Corp.	43,900	705
First Citizens BancShares Inc. Class A	2,900	646
Sunstone Hotel Investors Inc.	47,700	639
WSFS Financial Corp.	8,200	636
Trico Bancshares	22,300	633
HCI Group Inc.	10,600	567
Aspen Insurance Holdings Ltd.	13,500	558
First Potomac Realty Trust	47,300	550
* E*TRADE Financial Corp.	27,700	544
Home BancShares Inc.	12,300	459
Old Republic International Corp.	21,900	378
Enterprise Financial Services Corp.	17,500	357
FBL Financial Group Inc. Class A	6,800	305
GAMCO Investors Inc.	3,470	302
* KCG Holdings Inc. Class A	24,600	294
* First NBC Bank Holding Co.	9,000	291
Ashford Hospitality Prime Inc.	14,080	256
Sovran Self Storage Inc.	3,700	241
Provident Financial Services Inc.	10,700	207
StanCorp Financial Group Inc.	3,000	199
Winthrop Realty Trust	16,200	179
Synovus Financial Corp.	46,300	167
Oppenheimer Holdings Inc. Class A	6,100	151
United Fire Group Inc.	5,000	143
Southside Bancshares Inc.	4,900	134
MainSource Financial Group Inc.	7,300	132
Community Trust Bancorp Inc.	2,900	131
American Equity Investment Life Holding Co.	4,900	129
1st Source Corp.	4,000	128
TowneBank	8,000	123
* HomeTrust Bancshares Inc.	7,200	115
Fulton Financial Corp.	8,600	112
First Commonwealth Financial Corp.	12,600	111
First Midwest Bancorp Inc.	6,300	110
Sandy Spring Bancorp Inc.	3,900	110
Federal Agricultural Mortgage Corp.	2,900	99
		100,987
Health Care (12.3%)
* United Therapeutics Corp.	30,000	3,392
* Isis Pharmaceuticals Inc.	73,400	2,924
* Align Technology Inc.	47,100	2,692
* Charles River Laboratories International Inc.	49,100	2,604
* VCA Antech Inc.	82,100	2,575
PDL BioPharma Inc.	264,300	2,231
West Pharmaceutical Services Inc.	44,400	2,178
* PAREXEL International Corp.	47,300	2,137
* Bruker Corp.	104,400	2,064
* Seattle Genetics Inc.	50,000	1,995
* Corvel Corp.	42,100	1,966
Meridian Bioscience Inc.	73,600	1,953
* Nektar Therapeutics	159,000	1,805
* Centene Corp.	29,400	1,733
* Gentiva Health Services Inc.	138,600	1,720
* Magellan Health Services Inc.	28,400	1,701
Chemed Corp.	20,500	1,571
* Mallinckrodt plc	28,500	1,489

	Questcor Pharmaceuticals Inc.	26,400	1,438
*	Molina Healthcare Inc.	38,400	1,334
*	Auxilium Pharmaceuticals Inc.	60,900	1,263
*	AMN Healthcare Services Inc.	85,300	1,254
*	MedAssets Inc.	56,900	1,128
*	Affymetrix Inc.	122,100	1,046
	Select Medical Holdings Corp.	86,400	1,003
*	Salix Pharmaceuticals Ltd.	10,600	953
*	SurModics Inc.	35,231	859
*	Prestige Brands Holdings Inc.	22,600	809
	Cantel Medical Corp.	20,550	697
*	PharMerica Corp.	29,100	626
*	Health Net Inc.	19,900	590
*,^ National Research Corp. Class B		14,300	496
*	Brookdale Senior Living Inc. Class A	14,600	397
*	Depomed Inc.	36,200	383
*	Insys Therapeutics Inc.	9,200	356
*	AMAG Pharmaceuticals Inc.	13,500	328
*	Santarus Inc.	8,400	269
*	Sangamo Biosciences Inc.	12,800	178
*	Amedisys Inc.	11,700	171
*	Arena Pharmaceuticals Inc.	25,600	150
*	Dendreon Corp.	48,100	144
	Hill-Rom Holdings Inc.	3,400	141
*	ExamWorks Group Inc.	4,500	134
*	NuVasive Inc.	4,100	133
*	Omnicell Inc.	5,100	130
*	Emergent Biosolutions Inc.	5,500	127
*	Arqule Inc.	50,800	109
*	LHC Group Inc.	4,300	103
*	Myriad Genetics Inc.	3,800	80
			55,559
Industrials (16.9%)
	Trinity Industries Inc.	56,800	3,097
	AO Smith Corp.	57,400	3,096
	Terex Corp.	70,300	2,952
	Generac Holdings Inc.	51,400	2,911
	Alaska Air Group Inc.	38,800	2,847
	EnerSys Inc.	38,676	2,711
*,^ American Airlines Group Inc.		104,100	2,629
	Deluxe Corp.	50,000	2,609
*	AMERCO	10,500	2,497
	Oshkosh Corp.	49,500	2,494
	Lincoln Electric Holdings Inc.	32,900	2,347
	Hyster-Yale Materials Handling Inc.	24,584	2,290
*	AECOM Technology Corp.	77,500	2,281
	Crane Co.	33,100	2,226
	Mueller Water Products Inc. Class A	208,200	1,951
	Apogee Enterprises Inc.	52,300	1,878
	G&K Services Inc. Class A	28,800	1,792
	Steelcase Inc. Class A	112,400	1,783
	RR Donnelley & Sons Co.	78,500	1,592
*	Swift Transportation Co.	69,700	1,548
	Pitney Bowes Inc.	64,600	1,505
*	USG Corp.	50,300	1,428
*	American Woodmark Corp.	36,100	1,427
*	Taser International Inc.	87,900	1,396

* United Rentals Inc.	16,700	1,302
GATX Corp.	23,000	1,200
ITT Corp.	27,500	1,194
Altra Industrial Motion Corp.	31,700	1,085
AAR Corp.	37,500	1,050
* Republic Airways Holdings Inc.	91,900	982
* Engility Holdings Inc.	26,700	892
* ICF International Inc.	25,300	878
Manitowoc Co. Inc.	37,400	872
* Greenbrier Cos. Inc.	24,500	805
Alliant Techsystems Inc.	6,600	803
John Bean Technologies Corp.	21,800	639
Kforce Inc.	30,400	622
* Saia Inc.	18,750	601
SkyWest Inc.	39,400	584
Mine Safety Appliances Co.	11,200	574
Exelis Inc.	29,400	560
Kimball International Inc. Class B	37,200	559
UniFirst Corp.	5,000	535
* Trex Co. Inc.	6,600	525
Lennox International Inc.	5,900	502
* MRC Global Inc.	13,500	435
* Spirit Airlines Inc.	9,300	422
American Railcar Industries Inc.	9,100	416
Huntington Ingalls Industries Inc.	4,500	405
United Stationers Inc.	8,800	404
URS Corp.	7,600	403
* Federal Signal Corp.	26,700	391
Quad/Graphics Inc.	12,800	349
* Ducommun Inc.	11,500	343
US Ecology Inc.	8,431	314
Barnes Group Inc.	7,300	280
Comfort Systems USA Inc.	14,100	273
CIRCOR International Inc.	3,300	267
* Performant Financial Corp.	24,500	252
AAON Inc.	7,700	246
Aceto Corp.	6,000	150
* JetBlue Airways Corp.	16,200	138
* Navigant Consulting Inc.	7,200	138
Arkansas Best Corp.	4,100	138
Alamo Group Inc.	2,200	134
* Nortek Inc.	1,500	112
		76,061
Information Technology (17.0%)
Broadridge Financial Solutions Inc.	80,700	3,189
* Manhattan Associates Inc.	23,800	2,796
* Brocade Communications Systems Inc.	310,000	2,750
* SYNNEX Corp.	39,100	2,635
Jack Henry & Associates Inc.	42,900	2,540
MAXIMUS Inc.	54,732	2,408
* Applied Micro Circuits Corp.	179,800	2,406
* CoreLogic Inc.	67,300	2,391
* Aspen Technology Inc.	56,000	2,341
* Unisys Corp.	67,012	2,250
Blackbaud Inc.	56,600	2,131
* Gartner Inc.	29,600	2,103
Anixter International Inc.	23,200	2,084

* Ciena Corp.	87,000	2,082
* CommVault Systems Inc.	27,700	2,074
* Advanced Micro Devices Inc.	518,800	2,008
* CACI International Inc. Class A	27,250	1,995
* Global Cash Access Holdings Inc.	193,300	1,931
* Zebra Technologies Corp.	34,600	1,871
* Tech Data Corp.	35,700	1,842
Heartland Payment Systems Inc.	29,900	1,490
* RF Micro Devices Inc.	286,200	1,477
Pegasystems Inc.	29,000	1,426
* Spansion Inc. Class A	101,600	1,411
* comScore Inc.	41,100	1,176
* ARRIS Group Inc.	47,500	1,157
Booz Allen Hamilton Holding Corp. Class A	56,600	1,084
* Cirrus Logic Inc.	50,400	1,030
* Silicon Graphics International Corp.	75,800	1,016
* Rambus Inc.	100,600	953
* Itron Inc.	22,400	928
* Benchmark Electronics Inc.	38,100	879
* Magnachip Semiconductor Corp.	38,900	759
* Sanmina Corp.	42,800	715
* SunPower Corp. Class A	23,600	703
Lexmark International Inc. Class A	19,200	682
DST Systems Inc.	7,300	662
* Sigma Designs Inc.	132,600	626
* Quantum Corp.	488,200	586
CSG Systems International Inc.	19,100	562
* ON Semiconductor Corp.	68,100	561
Advent Software Inc.	15,600	546
* Electronics For Imaging Inc.	13,700	531
* Sapient Corp.	30,500	529
* Plexus Corp.	12,200	528
* Ubiquiti Networks Inc.	11,400	524
Lender Processing Services Inc.	13,600	508
* Acxiom Corp.	13,300	492
* ShoreTel Inc.	52,400	486
* Comverse Inc.	12,500	485
* Calix Inc.	50,200	484
* Seachange International Inc.	38,800	472
* Euronet Worldwide Inc.	8,900	426
* MaxLinear Inc.	40,800	426
* XO Group Inc.	27,800	413
* Super Micro Computer Inc.	23,700	407
* PMC - Sierra Inc.	54,100	348
* Ingram Micro Inc.	14,200	333
* TeleTech Holdings Inc.	11,900	285
Daktronics Inc.	16,900	265
* Maxwell Technologies Inc.	33,400	259
* Carbonite Inc.	20,200	239
* DSP Group Inc.	23,700	230
* PTC Inc.	6,100	216
* Tableau Software Inc. Class A	2,600	179
* Newport Corp.	9,500	172
* Travelzoo Inc.	7,000	149
* iGATE Corp.	3,600	145
* Marchex Inc. Class B	15,000	130
* Synaptics Inc.	2,400	124

* Integrated Device Technology Inc.	11,800	120
* Silicon Image Inc.	19,000	117
* MicroStrategy Inc. Class A	900	112
* Agilysys Inc.	7,900	110
* VistaPrint NV	1,900	108
* Brightcove Inc.	7,300	103
		76,711
Materials (5.1%)
* KapStone Paper and Packaging Corp.	45,600	2,547
NewMarket Corp.	7,500	2,506
Packaging Corp. of America	38,800	2,455
Schweitzer-Mauduit International Inc.	37,800	1,946
Neenah Paper Inc.	40,644	1,738
* Graphic Packaging Holding Co.	167,600	1,609
PH Glatfelter Co.	50,200	1,388
Worthington Industries Inc.	20,200	850
Quaker Chemical Corp.	10,600	817
Minerals Technologies Inc.	13,300	799
Cytec Industries Inc.	8,000	745
Scotts Miracle-Gro Co. Class A	11,400	709
* Berry Plastics Group Inc.	29,500	702
* Louisiana-Pacific Corp.	35,600	659
Olin Corp.	22,000	635
* Ferro Corp.	48,400	621
* SunCoke Energy Inc.	27,200	620
A Schulman Inc.	12,000	423
Sonoco Products Co.	10,000	417
Steel Dynamics Inc.	20,600	403
Olympic Steel Inc.	7,400	215
Silgan Holdings Inc.	2,300	110
Greif Inc. Class A	1,900	100
		23,014
Telecommunication Services (1.0%)
Atlantic Tele-Network Inc.	32,900	1,861
* Vonage Holdings Corp.	292,900	975
NTELOS Holdings Corp.	40,300	815
Shenandoah Telecommunications Co.	18,500	475
IDT Corp. Class B	23,300	417
		4,543
Utilities (2.2%)
Black Hills Corp.	46,100	2,421
American States Water Co.	65,000	1,867
Otter Tail Corp.	55,100	1,613
Portland General Electric Co.	51,800	1,564
Vectren Corp.	26,300	934
UNS Energy Corp.	7,900	473
Southwest Gas Corp.	6,600	369
Atmos Energy Corp.	8,000	363
PNM Resources Inc.	14,900	359
Unitil Corp.	3,900	119
		10,082
Total Common Stocks (Cost $341,562)		448,423

	Coupon
Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.1%)
[2,3] Vanguard Market Liquidity Fund	0.125%		9,265,650	9,266

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Fannie Mae Discount Notes	0.050%	1/22/14	100	100
[4,5] Freddie Mac Discount Notes	0.100%	1/27/14	100	100
				200
Total Temporary Cash Investments (Cost $9,466)				9,466
Total Investments (101.5%) (Cost $351,028)				457,889
Other Assets and Liabilities-Net (-1.5%)[3]				(6,864)
Net Assets (100%)				451,025

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,910,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 1.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $2,990,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Strategic Small-Cap Equity Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of December 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	448,423	—	—
Temporary Cash Investments	9,266	200	—
Futures Contracts—Assets[1]	13	—	—
Futures Contracts—Liabilities[1]	(2)	—	—
Total	457,700	200	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund may use index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At December 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini Russell 2000 Index	March 2014	22	2,555	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Strategic Small-Cap Equity Fund

D. At December 31, 2013, the cost of investment securities for tax purposes was $351,028,000. Net unrealized appreciation of investment securities for tax purposes was $106,861,000, consisting of unrealized gains of $111,489,000 on securities that had risen in value since their purchase and $4,628,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 20, 2014

VANGUARD HORIZON FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: February 20, 2014

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.